6. RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
6. RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current	$ 91,768	$ 61,654
Consulting Fees [Member]
6. RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	36,000	36,000
Management Fees [Member]
6. RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 24,000	$ 24,000